BORROWINGS	12 Months Ended
Sep. 30, 2021
BORROWINGS
BORROWINGS

12.         BORROWINGS

Borrowings consisted of the following:

	September 30,
	2020	2021
	RMB	RMB
Interest-free borrowing from Beijing Changping Technology Development Co. Ltd.(“BC-TID”)	137,660	137,660
Long-term borrowings	137,660	137,660
Current portion of long-term borrowings	—	137,660
Non-current portion of long-term borrowings	137,660	—

Interest expense related to borrowings amounted to RMB4,680 , RMB5,735 and RMB8,260 for the years ended September 30, 2019, 2020 and 2021, respectively.